Accounts Receivable net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, net
Accounts receivable	$ 43,777,466	$ 46,562,210
Allowance for credit losses	(4,022,571)	(4,763,563)
Accounts receivable, net	$ 39,754,895	$ 41,798,647